Business Acquisition	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business Acquisition

15. Business Acquisition

Acquisition of Zenabis Global Inc.

On June 1, 2021, pre-market open, the Company acquired 100% of the issued and outstanding common shares of Zenabis Global Inc. ("Zenabis") pursuant to an arrangement agreement entered into on February 15, 2021. Zenabis is a Canadian-licensed cultivator and seller of medical and adult-use cannabis. Zenabis was acquired for its key brands, indoor growing capability and its established additional market share. Under the arrangement, each former Zenabis common share was exchanged for 0.01772 of a HEXO common share. In addition, all issued and outstanding stock options and compensation units of Zenabis were replaced with HEXO backed units, having the same terms but adjusted for the exchange ratio, and all issued and outstanding common share purchase warrants of Zenabis became exercisable for HEXO common shares adjusted for the exchange ratio.

The following table summarizes the purchase consideration and preliminary values of the net assets acquired from Zenabis on the acquisition date:

		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	17,579,336	8.61	151,358
Replacement warrants outstanding	(ii)	5,196,164		32,354
Replacement stock options issued	(iii)	905,902		5,727
Replacement RSU's and DSU's issued		223,497		1,554
Settlement of pre-existing debt	(iv)	n/a		20,760
Total fair value of consideration				211,753
Net assets acquired
Current assets

Cash and cash equivalents		2,804
Accounts receivable		3,822
Other receivables		198
Excise taxes receivable		86
Inventory		40,636
Biological assets		8,892

Non-current assets
Property, plant and equipment		129,074
Prepaid expenses		5,670
Cultivation and processing license		28,914
Brands		5,400
Goodwill	Note 16	88,189
Total assets		313,685

Current liabilities
Accounts payable and accrued liabilities		(22,161)
Loans	Note 21	(52,194)
Convertible debentures		(11,724)

Non-current liabilities
Lease Liability		(17,059)
Deferred tax liabilities		(134)
Total liabilities		(103,272)

Non-controlling interest		1,340
Total net assets acquired		211,753

   (i)      As the acquisition closed pre-markets on June 1, 2021, the share price is based upon the closing HEXO Corp. TSX market price of common shares on May 31, 2021.

(ii)     Warrants were valued using the Black-Scholes option pricing model as at the acquisition date June 1, 2021, using the following assumptions:
  Risk free rate of 0.31%-0.74%
  Expected life of 0.32 - 4.35 years
  Volatility rate of 96%; determined using historical volatility data
  Exercise prices of $3.96-$151.24
  Share price of $8.61

(iii)   All vested and replaced stock options were valued using the Black-Scholes option pricing model as at the acquisition date of June 1, 2021, using the following assumptions and inputs;

  Risk free rate of 0.31%-0.74%
  Expected life of 0.25 - 4.49 years
  Volatility rate of 96%; determined using historical volatility data
  Exercise prices of $2.54 - $234.7
  Share price of $8.61

(iv) Prior to the transaction closing date, the Company entered into a convertible debt agreement with Zenabis in which the Company advanced $19,500 in convertible debentures which bear interest of 8% annually and mature February 15, 2023. Both the issuer and lender accounted for the debentures as FVTPL. For purpose of the acquisition accounting the debentures, which had a fair value of $20,760, were effectively settled at the acquisition date.

The fair value of the vested share based compensation as at the acquisition date was deemed consideration paid in the transaction. The fair value of those options not yet vested at the acquisition date was added to the Company’s share-based payment reserve to be expensed over the remaining vesting period of the options as permitted under IFRS 3 – Business Combinations.

The identifiable cultivation and processing license (“the license”) enables the Company to cultivate and produce cannabis products for sale, and was valued at $28,914 using a with-or-without approach in an income based discounted cash flow (“DCF”) valuation model (Level 3). The model estimates the value of the license as the difference between the present value of the future cash flows of the facility with-or-without a license in place, as at the acquisition date. Significant estimates in the model include the forecast gross margin and the estimated time to obtain a licence and complete cultivation and production ramp up. The significant estimates in the DCF analysis were the forecasted gross margin and the estimated time to obtain a licence and complete cultivation and production ramp up. If all other assumptions were held constant, and the forecasted gross margin rate was decreased by 10%, the valuation of the cultivation and processing license would decrease by $6,336. In the with-or-without approach, reducing the estimated time to obtain a licence and complete cultivation and production ramp up by six months would reduce the valuation of the license to $18,665.

During the year ended July 31, 2021, Zenabis contributed net revenue of $6,800 and a comprehensive net loss attributed to shareholders of $1,513 to the Company’s consolidated results since the date of acquisition. If the acquisition had occurred on August 1, 2020 management estimates that the Company’s consolidated net revenue would have increased by $54,746 and the comprehensive net loss would have increased by $9,078 for the year ended July 31, 2021.

Goodwill arising from the acquisition represents the expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. None of the goodwill arising from the acquisition is expected to be deductible for tax purposes.

The Company recognized transaction costs of $9,634 related to the acquisition (inclusive of $3,614 in share-based compensation for issuance of 448,639 common shares).